Document and Entity Information	Nov. 16, 2020
Cover [Abstract]
Entity Registrant Name	Viatris Inc
Entity Address, State or Province	PA
Amendment Flag	true
Entity Central Index Key	0001792044
Document Type	8-K/A
Document Period End Date	Nov. 16, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-39695
Entity Tax Identification Number	83-4364296
Entity Address, Address Line One	1000 Mylan Boulevard
Entity Address, City or Town	Canonsburg
Entity Address, Postal Zip Code	15317
City Area Code	(724)
Local Phone Number	514-1800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	VTRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On November 19, 2020, Viatris Inc. (“Viatris”) filed a Current Report on Form 8-K (the “Original Form 8-K”) disclosing that, among other things, on November 16, 2020, Viatris announced a significant global restructuring program in order to achieve synergies of $1 billion over the next four years, or sooner, and ensure the new company is optimally structured and efficiently resourced to deliver sustainable value to patients, shareholders, customers, and other stakeholders. Viatris’ restructuring initiative incorporates and expands on the restructuring program announced by Mylan N.V. (“Mylan”) earlier in 2020 as part of its business transformation efforts. At the time of the Original Form 8-K, Viatris was unable to determine the estimated amount or range of amounts to be incurred by major cost type or the future cash expenditures pursuant to this restructuring initiative. Viatris is filing this Form 8-K/A to provide additional details finalized since the Original Form 8-K.